Asset Retirement Obligation ("ARO")	12 Months Ended
Dec. 31, 2023
One Energy Enterprises Inc [Member]
ASSET RETIREMENT OBLIGATION ("ARO")
6.	ASSET RETIREMENT OBLIGATION (“ARO”)
The Company enters into PPAs/REAs and land easement agreements with property owners who are either the customers for its renewable energy facility projects (
i.e.,
wind turbine projects) or are affiliates of the
Company. In cases where the wind turbines physically sit on land owned by a One Energy affiliate, the Company has determined, based on the contracts in place, that the Company does not have an obligation to decommission a functioning turbine and could continue to operate the turbines without an extension from the customer. As such an ARO is not recognized for turbines owned by OEE XIX LLC, OEE XXIII LLC, OEE XXIV LLC, OEE XXVI LLC, and OEE XXX LLC. In cases where the turbines exist on customer property, the Company has determined that it has an affirmative obligation to decommission the turbines at the end of the contract term if the term is not extended. For these projects, OEE XXV LLC, OEE XXVIII LLC, and OEE XXXIII LLC, AROs are recorded as described in Note 2,
Summary of Significant Accounting Policies – Asset Retirement Obligations.
For projects OEE XXXIV LLC, OEE XXV LLC, and OEE XXXVI LLC there were no assets constructed as of December 31, 2023
,
thus the Company has not recorded an ARO.
The following table provides a reconciliation of the ending aggregate carrying amount of the AROs included in other liabilities in the consolidated balance sheets for the years ended December 31, 2023, and 2022 (in whole dollars):

	December 31,
	2023	2022
ARO liability as of January 1	$619,803	$598,105

Liabilities incurred	135,153	—
Accretion expense	22,618	21,698

ARO liability as of December 31	$777,574	$619,803